Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities, Current [Abstract]
Schedule of Other Current Liabilities

Other current liabilities consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Other payables	$87,836	$104,979
Total other current liabilities	$87,836	$104,979